Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits
Non-interest-bearing demand deposits	SFr 4,410	SFr 4,694
Interest-bearing demand deposits	149,940	154,426
Savings deposits	64,350	63,972
Time deposits	182,992	157,391
Total deposits	401,692	380,483
of which due to banks	16,742	15,220
of which customer deposits	384,950	365,263
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	182,377	157,252
Overdrawn deposits not included in total deposits, reclassified as loans	116	137
Foreign
Deposits
Non-interest-bearing demand deposits	1,745	1,981
Interest-bearing demand deposits	30,747	28,010
Savings deposits	46	48
Time deposits	155,145	125,044
Total deposits	187,683	155,083
Switzerland
Deposits
Non-interest-bearing demand deposits	2,665	2,713
Interest-bearing demand deposits	119,193	126,416
Savings deposits	64,304	63,924
Time deposits	27,847	32,347
Total deposits	SFr 214,009	SFr 225,400